Exhibit 99.1

grant thornton llp 1717 Main Street, Suite 1800 Dallas, TX 75201	REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

D 214 561 2300 F 214 561 2370
Board of Directors and Management of First Investors Financial Services Group, First Investors Auto Owner Trust 2021-1 and Wells Fargo Securities, LLC:
We have performed the procedures enumerated below, which were agreed to by First Investors Financial Services, Inc. (the “Company”), First Investors Auto Owner Trust 2021-1 (the “Issuer”) and Wells Fargo Securities, LLC (collectively, the “specified parties”), in their evaluation of certain information with respect to attributes of certain of the Company’s automobile receivables as of November 30, 2020 (the “Subject Matter”) that will secure the Notes issued by the Issuer (the “Securitization Transaction”). The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.
For the purposes of our procedures, we assumed that differences of less than $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were in agreement.  For the purposes of our procedures above, we assumed any differences in the State Characteristic that are as a result of abbreviations or punctuation were considered in Agreement.
On December 8, 2020, the Company provided us with a computer readable data file (the “Data File”) containing certain characteristics of the automobile receivables included in the Securitization Transaction. We performed the procedures indicated below on the automobile receivables.
Unless otherwise indicated, the following are defined for the purposes of our procedures:

●
the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

●
the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted.  If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

	●	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents include the Loan Agreement, Finance Agreement or Automobile Contract.

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Due diligence agreed-upon procedures

Wells Fargo, on behalf of the Company, selected 150 automobile receivables on a random basis and sent us information pertaining to those receivables in the Data File. For each of the automobile receivables (the "Automobile Receivables") listed on Appendix A, we performed comparisons for certain characteristics (as identified in Exhibit 1) to certain available source documents (the "Source Documents").

The procedures we performed on the Automobile Receivables are listed below:

Exhibit 1 Characteristics:

	Characteristic	Data Tape Field
1	Loan number	CUSTOMER_NO
2	Original amount financed	ORIG_BAL
3	First payment date (scheduled)	FIRST_PAYMENT_DATE
4	Original term to maturity	ORIGINAL_TERM
5	Monthly payment	PAYMENT
6	Interest rate	INT_RATE
7	Vehicle type (new/used)	NEW_USED
8	State	BORROWER_STATE
9	Last 4 digits of the VIN	VIN

For Characteristics 1 through 9, we compared and agreed the information to the Source Documents. We noted no discrepancies between the Data File and the Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the Loans relating to the Offering Memorandum.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:
●	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
●	Addressing the value of collateral securing any such assets being securitized
●	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
●	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
●
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

●	Forming any conclusion
●	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the specified parties.  It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ Grant Thornton LLP

Dallas, Texas
January 4, 2021

APPENDIX A

APPENDIX A
	File Date	Loan Number
1	11/30/2020	[Redacted]
2	11/30/2020	[Redacted]
3	11/30/2020	[Redacted]
4	11/30/2020	[Redacted]
5	11/30/2020	[Redacted]
6	11/30/2020	[Redacted]
7	11/30/2020	[Redacted]
8	11/30/2020	[Redacted]
9	11/30/2020	[Redacted]
10	11/30/2020	[Redacted]
11	11/30/2020	[Redacted]
12	11/30/2020	[Redacted]
13	11/30/2020	[Redacted]
14	11/30/2020	[Redacted]
15	11/30/2020	[Redacted]
16	11/30/2020	[Redacted]
17	11/30/2020	[Redacted]
18	11/30/2020	[Redacted]
19	11/30/2020	[Redacted]
20	11/30/2020	[Redacted]
21	11/30/2020	[Redacted]
22	11/30/2020	[Redacted]
23	11/30/2020	[Redacted]
24	11/30/2020	[Redacted]
25	11/30/2020	[Redacted]
26	11/30/2020	[Redacted]
27	11/30/2020	[Redacted]
28	11/30/2020	[Redacted]
29	11/30/2020	[Redacted]
30	11/30/2020	[Redacted]
31	11/30/2020	[Redacted]
32	11/30/2020	[Redacted]
33	11/30/2020	[Redacted]
34	11/30/2020	[Redacted]

APPENDIX A

	File Date	Loan Number
35	11/30/2020	[Redacted]
36	11/30/2020	[Redacted]
37	11/30/2020	[Redacted]
38	11/30/2020	[Redacted]
39	11/30/2020	[Redacted]
40	11/30/2020	[Redacted]
41	11/30/2020	[Redacted]
42	11/30/2020	[Redacted]
43	11/30/2020	[Redacted]
44	11/30/2020	[Redacted]
45	11/30/2020	[Redacted]
46	11/30/2020	[Redacted]
47	11/30/2020	[Redacted]
48	11/30/2020	[Redacted]
49	11/30/2020	[Redacted]
50	11/30/2020	[Redacted]
51	11/30/2020	[Redacted]
52	11/30/2020	[Redacted]
53	11/30/2020	[Redacted]
54	11/30/2020	[Redacted]
55	11/30/2020	[Redacted]
56	11/30/2020	[Redacted]
57	11/30/2020	[Redacted]
58	11/30/2020	[Redacted]
59	11/30/2020	[Redacted]
60	11/30/2020	[Redacted]
61	11/30/2020	[Redacted]
62	11/30/2020	[Redacted]
63	11/30/2020	[Redacted]
64	11/30/2020	[Redacted]
65	11/30/2020	[Redacted]
66	11/30/2020	[Redacted]
67	11/30/2020	[Redacted]
68	11/30/2020	[Redacted]
69	11/30/2020	[Redacted]

APPENDIX A

	File Date	Loan Number
70	11/30/2020	[Redacted]
71	11/30/2020	[Redacted]
72	11/30/2020	[Redacted]
73	11/30/2020	[Redacted]
74	11/30/2020	[Redacted]
75	11/30/2020	[Redacted]
76	11/30/2020	[Redacted]
77	11/30/2020	[Redacted]
78	11/30/2020	[Redacted]
79	11/30/2020	[Redacted]
80	11/30/2020	[Redacted]
81	11/30/2020	[Redacted]
82	11/30/2020	[Redacted]
83	11/30/2020	[Redacted]
84	11/30/2020	[Redacted]
85	11/30/2020	[Redacted]
86	11/30/2020	[Redacted]
87	11/30/2020	[Redacted]
88	11/30/2020	[Redacted]
89	11/30/2020	[Redacted]
90	11/30/2020	[Redacted]
91	11/30/2020	[Redacted]
92	11/30/2020	[Redacted]
93	11/30/2020	[Redacted]
94	11/30/2020	[Redacted]
95	11/30/2020	[Redacted]
96	11/30/2020	[Redacted]
97	11/30/2020	[Redacted]
98	11/30/2020	[Redacted]
99	11/30/2020	[Redacted]
100	11/30/2020	[Redacted]
101	11/30/2020	[Redacted]
102	11/30/2020	[Redacted]
103	11/30/2020	[Redacted]
104	11/30/2020	[Redacted]

APPENDIX A

	File Date	Loan Number
105	11/30/2020	[Redacted]
106	11/30/2020	[Redacted]
107	11/30/2020	[Redacted]
108	11/30/2020	[Redacted]
109	11/30/2020	[Redacted]
110	11/30/2020	[Redacted]
111	11/30/2020	[Redacted]
112	11/30/2020	[Redacted]
113	11/30/2020	[Redacted]
114	11/30/2020	[Redacted]
115	11/30/2020	[Redacted]
116	11/30/2020	[Redacted]
117	11/30/2020	[Redacted]
118	11/30/2020	[Redacted]
119	11/30/2020	[Redacted]
120	11/30/2020	[Redacted]
121	11/30/2020	[Redacted]
122	11/30/2020	[Redacted]
123	11/30/2020	[Redacted]
124	11/30/2020	[Redacted]
125	11/30/2020	[Redacted]
126	11/30/2020	[Redacted]
127	11/30/2020	[Redacted]
128	11/30/2020	[Redacted]
129	11/30/2020	[Redacted]
130	11/30/2020	[Redacted]
131	11/30/2020	[Redacted]
132	11/30/2020	[Redacted]
133	11/30/2020	[Redacted]
134	11/30/2020	[Redacted]
135	11/30/2020	[Redacted]
136	11/30/2020	[Redacted]
137	11/30/2020	[Redacted]
138	11/30/2020	[Redacted]
139	11/30/2020	[Redacted]

APPENDIX A

	File Date	Loan Number
140	11/30/2020	[Redacted]
141	11/30/2020	[Redacted]
142	11/30/2020	[Redacted]
143	11/30/2020	[Redacted]
144	11/30/2020	[Redacted]
145	11/30/2020	[Redacted]
146	11/30/2020	[Redacted]
147	11/30/2020	[Redacted]
148	11/30/2020	[Redacted]
149	11/30/2020	[Redacted]
150	11/30/2020	[Redacted]